Leases - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 2,420
Balance – End of period	2,798	$ 2,420
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	2,220
Balance – End of period	2,671	2,220
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	200
Balance – End of period	127	200
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	2,999	2,406
Additions	968	640
Disposals		(76)
Effects of foreign exchange	191	29
Balance – End of period	4,158	2,999
Cost | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	2,723	2,209
Additions	968	481
Disposals		0
Effects of foreign exchange	170	33
Balance – End of period	3,861	2,723
Cost | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	276	197
Additions	0	159
Disposals		(76)
Effects of foreign exchange	21	(4)
Balance – End of period	297	276
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(579)	0
Additions	(744)	(599)
Disposals		29
Effects of foreign exchange	(37)	(9)
Balance – End of period	(1,360)	(579)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(503)	0
Additions	(662)	(494)
Disposals		0
Effects of foreign exchange	(25)	(9)
Balance – End of period	(1,190)	(503)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(76)	0
Additions	(82)	(105)
Disposals		29
Effects of foreign exchange	(12)	0
Balance – End of period	$ (170)	$ (76)